UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS FUND I LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: June, 30 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access Fund I LLC

Schedule of Investments

June 30, 2019

(unaudited)

Fair Value
Investment in FEG Absolute Access Fund LLC (1) - 111.6%	$231,174,170
Liabilities in excess of other assets - (11.6%)	(24,097,968)
Total Members' Capital - 100.0%	$207,076,202

(1)	Invests the majority of its assets in FEG Absolute Access Fund LLC

The Schedule of Investments of FEG Absolute Access Fund LLC is included below.

FEG Absolute Access Fund LLC

Schedule of Investments

June 30, 2019

(unaudited)

Investment Name	Original Acquisition Date	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG Super Fund, L.P.(4)	4/2008	$275,536	$446,491	0.2%	Annually (5)	60 days
Atalan Partners, L.P.	11/2018	12,300,000	13,371,096	6.2	Quarterly	60 days
CVI Global Value Fund A, L.P., Class H(4)	5/2008	84,825	266,881	0.1	Quarterly (7)	120 days
Eton Park Fund, L.P., Class B(4)	6/2009	36,983	68,243	0.0	Quarterly	65 days
Farallon Capital Partners, L.P.(4)	4/2008	62,615	60,000	0.0	Annually (5)	60 days
Fir Tree Capital Opportunity Fund, L.P.	4/2011	9,846,151	11,743,900	5.5	Annually (5)	90 days
Governors Lane Onshore Fund, L.P.	6/2015	14,000,000	15,224,769	7.1	Annually (5)	65 days
GSO Special Situations Fund, L.P.(4)	4/2008	8,768	56,667	0.0	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	11/2009	10,563,047	14,719,032	6.9	Quarterly	90 days
Highfields Capital II, L.P.(4)	7/2008	21,606	15,140	0.0	Annually (7)	60 days
Indaba Capital Partners, L.P.	6/2019	13,758,231	13,758,231	6.4	Quarterly	90 days
Junto Capital Partners, L.P.	11/2018	10,000,000	10,590,275	5.0	Quarterly(8)	45 days
Lion Point Associates, L.P.	2/2018	6,666,667	6,615,821	3.1	Semi-Annually	60 days
Nut Tree Onshore Fund, L.P.	6/2019	2,000,000	2,032,589	0.9	Quarterly	75 days
OZ Asia Domestic Partners, L.P.(4)	4/2013	507,685	883,091	0.4	Quarterly (5)	30 days
Securis Event Fund (US), L.P.	12/2017	2,954,657	2,239,965	1.0	Annually (5)	60 days
Stark Investments, L.P., Class A (4)	1/2010	143,833	147,360	0.1	Quarterly	90 days
Total United States:		83,230,604	92,239,551	42.9
Cayman Islands:
Multi-Strategy: (3)
Argentiere Fund, Ltd.	3/2018	2,872,800	1,965,144	1.0	Quarterly	55 days
Autonomy Global Macro Fund, Limited	12/2017	15,000,000	18,419,834	8.6	Monthly (5)	60 days
Elliott International, Ltd.	1/2015	22,171,439	29,503,648	13.7	Semi-Annually (7)	60 days
Eton Park Overseas Fund, Ltd.(4)	1/2015	180,870	41,013	0.0	Quarterly	65 days
Graticule Asia Macro Fund, Ltd.	2/2018	15,000,000	13,884,457	6.5	Monthly	60 days
Highfields Capital, Ltd.(4)	12/2014	1,511,761	1,736,948	0.8	Annually (9)	60 days
Malachite Capital Offshore Fund, Ltd.	1/2019	12,000,000	12,568,480	5.8	Quarterly	30 days
Myriad Opportunities US Fund, Limited	11/2017	15,000,000	13,925,962	6.5	Quarterly (5)	60 days
Nut Tree Offshore Fund, Ltd.	1/2019	10,500,000	11,028,026	5.1	Quarterly (5)	75 days
Parallax Offshore Investors Fund, Ltd.	4/2019	11,000,000	11,043,321	5.1	Quarterly	45 days
Systematica Alternative Markets Fund, Limited	5/2016	9,283,292	11,857,078	5.5	Monthly	30 days
Total Cayman Islands:		114,520,162	125,973,911	58.6

Total investments in Portfolio Funds		$197,750,766	$218,213,462	101.5%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 2.21% (10)	$16,103,659	$16,103,659	7.5%
Total Short-term investments:	16,103,659	16,103,659	7.5
Total investments in Portfolio Funds and short-term investments	$213,854,425	234,317,121	109.0

Liabilities less other assets		(19,350,656)	(9.0)

Members’ capital		$214,966,465	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)	Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(6)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter after the first year.

(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.

(8)	Withdrawals from this Portfolio Fund are permitted after a three-month lockup period from the date of the initial investment with 12 1/2%, 14 1/7%, 16 2/3%, 20%, 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive three-month period.

(9)	Withdrawals from this Portfolio Fund are permitted after a three-year lockup period from the date of the initial investment.

(10)	The rate shown is the annualized 7-day yield as of June 30, 2019.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund I LLC (the “Fund”) invests through its investment in FEG Absolute Access Fund LLC (the “Master Fund”). Prior to January 11, 2016, the Fund invested all or substantially all of its assets in the FEG Absolute Access TEI Fund LDC (the "Offshore Fund"), a Cayman Islands limited duration company with the same investment objective as the Fund, which then invested in FEG Absolute Access Fund. As of January 11, 2016, the Offshore Fund was dissolved, resulting in the Fund investing directly in FEG Absolute Access Fund. The Fund records its investment in FEG Absolute Access Fund at fair value which is represented by the Fund’s units held in FEG Absolute Access Fund valued at their per unit net asset value. Valuation of investment funds and other investments held by the Master Fund is discussed in the notes to FEG Absolute Access Fund’s financial statements. The performance of the Fund is directly affected by the performance of FEG Absolute Access Fund. The Schedule of Investments for the Master Fund is included in this filing. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

For periods prior to January 1, 2015, the Fund, as a limited liability company, was classified as a partnership for federal tax purposes. Accordingly, no provision for federal income taxes was required. Components of net assets reflected in the Statement of Assets and Liabilities are reported on a tax basis, removing historical information prior to January 1, 2015.

Effective January 1, 2015, the Fund elected to be treated as a corporation for federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify, as a RIC under Subchapter M of the Code. For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to its investors. Taxable income consists generally of net investment income and net capital gains. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes.

As of March 31, 2019, the federal tax cost of investments and unrealized appreciation/(depreciation) were as follows:

Gross unrealized appreciation	$1,061,210
Gross unrealized depreciation	(187,860)
Net unrealized appreciation	$873,350
Cost of investments	$228,170,719

ITEM 2. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS FUND I LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	August 29, 2019

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	August 29, 2019

*	Print the name and title of each signing officer under his or her signature.